Dec. 27, 2019

GOLDMAN SACHS ETF TRUST

Goldman Sachs Data-Driven World ETF, Goldman Sachs Finance Reimagined ETF, Goldman Sachs Human Evolution ETF, Goldman Sachs Manufacturing Revolution ETF and Goldman Sachs New Age Consumer ETF

Supplement dated July 30, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 27, 2019, each as supplemented to date

IMPORTANT NOTICE REGARDING FUND REORGANIZATION

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees (the “Board”) of the Goldman Sachs ETF Trust (the “Trust”) has approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which contemplates the reorganization of the Goldman Sachs Data-Driven World ETF, Goldman Sachs Finance Reimagined ETF, Goldman Sachs Human Evolution ETF, Goldman Sachs Manufacturing Revolution ETF and Goldman Sachs New Age Consumer ETF (each an “Acquired Fund,” together the “Acquired Funds”) with and into the Goldman Sachs Innovate Equity ETF, a newly organized series of the Trust (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”).

Currently, each Acquired Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of an underlying index designed to provide exposure to certain potential drivers of changes in the economy, or “Themes.” The reorganization was recommended by the Funds’ Investment Adviser in connection with an effort to offer investors a single investment product that provides combined exposure to these “Themes,” subject to certain differences in index methodology.

Under the terms of the Plan of Reorganization, each Acquired Fund will transfer all of its assets to the Surviving Fund and the Surviving Fund will assume all of the liabilities of each Acquired Fund. Subsequently, each Acquired Fund will be liquidated and shareholders of such Acquired Fund will receive shares of the Surviving Fund that are equal in aggregate net asset value to the shares of the Acquired Fund held as of the time of valuation specified in the Plan of Reorganization.

The Board, after careful consideration, unanimously approved the Plan of Reorganization. After considering the recommendation of the Investment Adviser, the Board concluded that: (i) the reorganization is in the best interests of each Fund; and (ii) the interests of the shareholders of each Fund will not be diluted as a result of the reorganization.

The reorganization is expected to close after the close of business on November 6, 2020 or on such other date as the parties to the reorganization shall agree (the “Closing Date”). Each Acquired Fund will not accept orders for the purchase of Creation Units (as such term is defined in the Acquired Funds’ Prospectus) on the Closing Date and on the business date immediately preceding the Closing Date. After the close of business on the Closing Date, each Acquired Fund’s shares are expected to cease to be listed and traded on the NYSE Arca, Inc. Shares of the Surviving Fund are expected to begin trading on the NYSE Arca, Inc. on the next business day following the Closing Date.

Currently, each Acquired Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. After the close of business on the Closing Date, you will become a shareholder of the Surviving Fund and your investment will be subject to the Surviving Fund’s investment objective and policies, which will be different from those of the Acquired Funds. Information regarding the Surviving Fund’s investment strategies, securities and techniques, and risk profile will be provided in a combined information statement/prospectus to be mailed to shareholders of the Acquired Funds.

The reorganization of each Acquired Fund into the Surviving Fund is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the reorganization is subject to a number of conditions, but shareholders of each Acquired Fund are not required to approve the Plan of Reorganization. The Surviving Fund has not commenced investment operations and will not have shareholders prior to the Effective Date. Existing shareholders of each Acquired Fund will receive a combined information statement/prospectus describing in detail both the reorganization and the Surviving Fund, and summarizing the Board’s considerations in approving the Plan of Reorganization.

In connection with the reorganization of the Acquired Funds, the quarterly rebalance scheduled for August 2020 of the Acquired Funds’ underlying indexes will not take place.

This Supplement does not constitute an offer to sell or the solicitation of an offer to buy shares of the Surviving Fund.